GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

9.GENERAL AND ADMINISTRATIVE EXPENSES

	Years ended
	December 31
	2022	2021
Office and administrative	$2,921	$1,911
Professional fees	2,237	1,702
Regulatory and transfer agent	301	662
Salaries and benefits	5,454	2,932
	$10,913	$7,207